EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - Private Placement Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Aug. 12, 2022 USD ($)	Jul. 01, 2022 USD ($) shares	Apr. 04, 2022 USD ($) shares	Apr. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Mar. 30, 2022 closing $ / shares shares	Dec. 31, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants issued (in USD per share) | $ / shares
Term of warrants (in years)					4 years 4 months 24 days		7 years 7 months 6 days
Sale of debt and equity securities, authorized amount	$ 150.0
Sales agreement, offering, issuance, and sale of common stock, authorized amount	$ 50.0
Minimum
Subsidiary, Sale of Stock [Line Items]
Warrants, callable term				12 months	12 months
Maximum
Subsidiary, Sale of Stock [Line Items]
Warrants, callable term				24 months	24 months
Warrant Shares
Subsidiary, Sale of Stock [Line Items]
Term of warrants (in years)					5 years
Proceeds to be received if warrants are exercised in full					$ 29.4
Percentage of warrants callable						66.67%
Warrant Shares | Warrants Callable At Twelve Months
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants issued (in USD per share) | $ / shares					$ 1.25
Percentage of warrants callable						33.33%
Exercise the contingent call options, additional equity					$ 9.8
Warrant Shares | Warrants Callable At Twenty-Four Months
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants issued (in USD per share) | $ / shares					$ 2.50
Percentage of warrants callable						33.33%
Exercise the contingent call options, additional equity					$ 19.6
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized to be sold (in shares) | shares						47.1
Warrants (in shares) | shares						23.5
Number of closings | closing						2
Sale of stock (in USD per share) | $ / shares						$ 1.0625
Number of shares sold or expected to be sold (in shares) | shares		9.4	37.6
Gross proceeds from private placement		$ 10.0	$ 40.0	$ 40.0
Number of warrants issued (in shares) | shares		4.7	18.8
Warrants issued as a percentage of shares purchased					50.00%